Shareholder Report	6 Months Ended
	Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS INC
Entity Central Index Key	0000865733
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029057
Shareholder Report [Line Items]
Fund Name	Daily Income Fund
Trading Symbol	HDIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Daily Income Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Income Fund	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
AssetsNet	$ 218,498,335
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.

  Fund Net Assets$218,498,335
  Total Number of Portfolio Holdings86
  7-Day Yield3.11%
  Weighted Average Maturity (Days)34

Holdings [Text Block]

SECURITY DIVERSIFICATION

Table Summary
U.S. Government and Agency Obligations	55.7%
Repurchase Agreements	44.4%
Money Market FundFootnote Reference*	1.7%
Other Assets less Liabilities	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

C000029058
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Fund
Trading Symbol	HOSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Government Securities Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Government Securities Fund	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 62,298,561
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	398.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.

  Fund Net Assets$62,298,561
  Total Number of Portfolio Holdings88
  Portfolio Turnover398%
  Weighted Average Maturity (Years)3.07

Holdings [Text Block]

SECURITY DIVERSIFICATION

Table Summary
U.S. Government and Agency Obligations	71.4%
Mortgage-Backed Securities	18.8%
Corporate Bonds	4.6%
Asset-Backed Securities	3.8%
Money Market FundFootnote Reference*	2.0%
Other Assets less Liabilities	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

C000029059
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Trading Symbol	HOSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Bond Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[3]
AssetsNet	$ 419,980,314
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.

  Fund Net Assets$419,980,314
  Total Number of Portfolio Holdings247
  Portfolio Turnover249%
  Weighted Average Maturity (Years)2.96

Holdings [Text Block]

SECURITY DIVERSIFICATION

Table Summary
Corporate Bonds	44.3%
U.S. Government and Agency Obligations	30.9%
Mortgage-Backed Securities	12.5%
Asset-Backed Securities	11.0%
Money Market FundFootnote Reference*	2.1%
Other Assets less Liabilities	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

C000029060
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Trading Symbol	HSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Index Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund	$23	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[4]
Expenses Represent Both Master and Feeder [Text]	Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.
AssetsNet	$ 324,559,923
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026. Both the number of portfolio holdings and portfolio turnover represent the holdings and portfolio turnover of the Master Portfolio in which the Stock Index Fund is fully invested.

Table Summary
Fund Net Assets	$324,559,923
Total Number of Portfolio Holdings	508
Portfolio Turnover	5%

Holdings [Text Block]

SECTOR DIVERSIFICATION

Table Summary
Information Technology	37.6%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Other Sectors	2.5%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5%)
Total	100.0%

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	36.0%

C000029061
Shareholder Report [Line Items]
Fund Name	Value Fund
Trading Symbol	HOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[5]
AssetsNet	$ 1,142,046,514
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.
Table Summary
Fund Net Assets	$1,142,046,514
Total Number of Portfolio Holdings	57
Portfolio Turnover	14%

Holdings [Text Block]

SECTOR DIVERSIFICATION

Table Summary
Financials	18.5%
Industrials	17.4%
Information Technology	15.6%
Health Care	13.6%
Consumer Discretionary	8.6%
Communication Services	7.0%
Energy	6.9%
Materials	4.3%
Consumer Staples	3.4%
Utilities	1.9%
Real Estate	1.7%
Other Assets less LiabilitiesFootnote Reference*	1.1%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Table Summary
JPMorgan Chase & Co.	4.2%
Lam Research Corp.	3.6%
Microsoft Corp.	3.4%
AbbVie, Inc.	3.4%
Exxon Mobil Corp.	3.3%
Parker-Hannifin Corp.	3.2%
Goldman Sachs Group, Inc.	2.9%
Alphabet, Inc., Class C	2.9%
UnitedHealth Group, Inc.	2.9%
Deere & Co.	2.8%
Total	32.6%

C000029064
Shareholder Report [Line Items]
Fund Name	Growth Fund
Trading Symbol	HNASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 440,046,732
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.
Table Summary
Fund Net Assets	$440,046,732
Total Number of Portfolio Holdings	57
Portfolio Turnover	26%

Holdings [Text Block]

SECTOR DIVERSIFICATION

Table Summary
Information Technology	47.7%
Communication Services	13.8%
Health Care	12.6%
Financials	11.9%
Consumer Discretionary	6.8%
Industrials	6.5%
Other Assets less LiabilitiesFootnote Reference*	0.7%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Table Summary
NVIDIA Corp.	11.6%
Alphabet, Inc., Class A	7.8%
Apple, Inc.	5.5%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.1%
Mastercard, Inc., Class A	3.5%
Meta Platforms, Inc., Class A	3.4%
Eli Lilly & Co.	3.1%
Block, Inc.	2.9%
Visa, Inc., Class A	2.7%
Total	49.5%

C000029063
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	HISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$56	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[7]
AssetsNet	$ 115,836,006
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.
Table Summary
Fund Net Assets	$115,836,006
Total Number of Portfolio Holdings	51
Portfolio Turnover	21%

Holdings [Text Block]

COUNTRY DIVERSIFICATION

Table Summary
Japan	18.9%
Britain	14.8%
Sweden	9.3%
Canada	8.2%
France	7.5%
Germany	7.3%
Spain	6.2%
Switzerland	4.8%
Hong Kong	4.4%
Other Countries	15.6%
Other Assets less LiabilitiesFootnote Reference*	3.0%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Table Summary
Shell PLC	4.0%
ASML Holding NV	3.9%
Banco Bilbao Vizcaya Argentaria SA	3.7%
Allianz SE, Registered Shares	3.4%
Infineon Technologies AG	3.0%
Manulife Financial Corp.	2.9%
AIA Group Ltd.	2.8%
Rio Tinto PLC	2.8%
Canadian National Railway Co.	2.8%
Roche Holding AG	2.6%
Total	31.9%

C000029062
Shareholder Report [Line Items]
Fund Name	Small-Company Stock Fund
Trading Symbol	HSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Company Stock Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Company Stock Fund	$59	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[8]
AssetsNet	$ 222,479,904
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.
Table Summary
Fund Net Assets	$222,479,904
Total Number of Portfolio Holdings	71
Portfolio Turnover	20%

Holdings [Text Block]

SECTOR DIVERSIFICATION

Table Summary
Industrials	25.3%
Information Technology	16.7%
Financials	15.2%
Health Care	14.6%
Consumer Discretionary	10.7%
Energy	5.5%
Materials	4.7%
Real Estate	2.6%
Communication Services	0.4%
Other Assets less LiabilitiesFootnote Reference*	4.3%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Table Summary
Plexus Corp.	3.9%
Applied Industrial Technologies, Inc.	3.5%
Advanced Energy Industries, Inc.	3.5%
Element Solutions, Inc.	3.4%
Federal Signal Corp.	3.2%
OPENLANE, Inc.	2.7%
Sterling Infrastructure, Inc.	2.7%
Atlantic Union Bankshares Corp.	2.7%
FB Financial Corp.	2.4%
ESAB Corp.	2.2%
Total	30.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.